S000093657 [Member] Investment Risks - Putnam Retirement Advantage 2070 Fund	Jul. 28, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.